INVESCO STOCK FUNDS, INC.

           INVESCO Dynamics Fund--Investor Class, Class A, B, C, and K
           INVESCO Growth Fund--Investor Class, Class A, B, C, and K
                    (Formerly INVESCO Blue Chip Growth Fund)
       INVESCO Growth & Income Fund--Investor Class, Class A, B, C, and K
     INVESCO Small Company Growth Fund--Investor Class, Class A, B, C, and K
                   INVESCO S&P 500 Index Fund--Investor Class
         INVESCO Value Equity Fund--Investor Class, Class A, B, C, and K

                        Supplement dated August 14, 2003
 to the Prospectus dated November 30, 2002, as Supplemented on December 5, 2002,
        April 11, 2003, June 12, 2003, June 30, 2003 and August 1, 2003


The Board of Directors of INVESCO Stock Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Stock Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for INVESCO Dynamics Fund, INVESCO Small Company Fund and INVESCO S&P 500 Index Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, transactions in which each of INVESCO Growth Fund, INVESCO Growth & Income Fund, and INVESCO Value Equity Fund would transfer all of its assets and liabilities to separate series portfolios of AIM Equity Funds (each, a "Reorganization"). The Company will enter into the proposed advisory agreements for each of these


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Funds only if the applicable Reorganization is not approved by such Fund's shareholders.

For each Fund, the proposed investment advisory agreement and, if applicable, the proposed sub-advisory agreement, require the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve both the proposed investment advisory agreement, and, if applicable, the sub-advisory agreement, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

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 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
     CLASSES OF THE INVESCO FUNDS:       EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                     THE AIM FUNDS:
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o  Investor Class Shares                 o  Class A Shares of Category I and
                                            II AIM Funds and AIM Tax-Exempt
o  Class A Shares(1)                        Cash Fund

                                         o  Class A3 Shares of all AIM Funds

                                         o  AIM Cash Reserve Shares of AIM
                                            Money Market Fund
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o   Class B Shares                       o  Class B Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
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o   Class C Shares                       o  Class C Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
--------------------------------------------------------------------------------
o   Institutional Class Shares           o  Institutional Class Shares of
                                            all AIM Retail Funds
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o   Class K Shares                       o  There is currently no like class
                                            of shares offered by the AIM Funds
--------------------------------------------------------------------------------





------------------------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

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

--------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:         EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                   THE INVESCO FUNDS:
--------------------------------------------------------------------------------
o  Class A Shares of all AIM Funds,      o  Class A Shares of all INVESCO
   with the exception of Class A Shares     Funds(2)
   of Category III Funds purchased at
   net asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM
   Money Market Fund
--------------------------------------------------------------------------------
o  Class B Shares of all AIM Funds       o  Class B Shares of all INVESCO
                                            Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds       o  Class C Shares of all INVESCO
                                            Funds
--------------------------------------------------------------------------------
o  Institutional Class Shares of all     o  Institutional Class Shares of
   AIM Retail Funds                         all INVESCO Funds
--------------------------------------------------------------------------------
o  Class R Shares                        o  There is currently no like class
                                            of shares offered by the INVESCO
                                            Funds
--------------------------------------------------------------------------------


INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

THE INFORMATION IN THE FOLLOWING THREE PARAGRAPHS SUPERSEDES THE INFORMATION IN THE SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2003 RELATING TO RIGHTS OF
ACCUMULATION:

Effective August 18, 2003, the following replaces in its entirety the seventh paragraph appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C, and K Only)" in the prospectus:
-------------------------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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

RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.


                           INVESCO S&P 500 INDEX FUND

The section of the Prospectus entitled "Investment Goals, Strategies, And Risks
- INVESCO S&P 500 Index Fund - Investor Class" is amended to (i) delete all three paragraphs in their entirety and (ii) substitute the following in their place:

     The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in the same proportions.

     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to INVESCO is the licensing of certain trademarks and trade names of S&P and the Index, which is determined, composed, and calculated by S&P without regard to INVESCO or the Fund.

     The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Because the Fund will incur operating expenses and transaction costs, the Fund's performance will not track the performance of the S&P 500 exactly.

INVESCO Funds Group, Inc. intends to implement the changed market timing redemption fee policy described below.

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, the following classes of the following funds (either by selling or exchanging to another INVESCO Fund or an AIM Fund) within 30 days of their purchase:

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            FUND                                      CLASSES
            ----                                      -------
INVESCO European Fund                        Class A and Investor Class shares
INVESCO International Blue Chip Value Fund   Class A and Investor Class shares
INVESCO High Yield Fund                      Class A and Investor Class shares
INVESCO S&P 500 Index Fund                   Investor and Institutional Class
                                              shares

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

     1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

     2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

     3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

     4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

     5)   a redemption initiated by a Fund.

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